Available-For-Sale Financial Assets - Schedule of Available-For-Sale Financial Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Available-for-sale financial assets	$ 27,257	$ 29,613
Financial Assets Available-For-Sale | Cloudstream Media Inc
Disclosure of financial assets [line items]
Available-for-sale financial assets	160	80
Financial Assets Available-For-Sale | Valuable Innovations Private Limited
Disclosure of financial assets [line items]
Available-for-sale financial assets		1,636
Financial Assets Available-For-Sale | LMB Holdings Limited
Disclosure of financial assets [line items]
Available-for-sale financial assets	16,000	16,800
Financial Assets Available-For-Sale | Valuable Technologies Limited
Disclosure of financial assets [line items]
Available-for-sale financial assets	$ 11,097	$ 11,097